Fair Value Measurements - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Fair Value Disclosures [Abstract]
Change in contingent consideration	$ (195,000)	$ 50,000	$ (2,825,000)	$ (900,000)
Earn-out amount, maximum	$ 11,800,000		$ 11,800,000